Summary Of Significant Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Summary of significant transactions
Schedule of changes in the transaction price.

	December 31, 2022	Other movements in 2023	December 31, 2023	Other movements in 2024	December 31, 2024

	(Euro, in thousands)
Upfront consideration	€4,018,016		€4,018,016		€4,018,016
Milestones achieved	212,601		212,601		212,601
Royalties	30,710	€9,466	40,176	€10,604	50,780
Impact initial valuation of share subscription	124,604		124,604		124,604
	4,385,931	9,466	4,395,397	10,604	4,406,001
Less:
Warrants issuance liabilities
Warrant A	(43,311)		(43,311)		(43,311)
Initial Warrant B	(2,545)		(2,545)		(2,545)
Subsequent Warrant B	(728)	674	(54)	45	(9)
	4,339,347	10,140	4,349,487	10,649	4,360,136
Allocation to performance obligations
Ziritaxestat	666,967		666,967		666,967
Filgotinib (1)	1,372,178	9,466	1,381,644	10,604	1,392,248
Drug discovery platform (10 years)	€2,300,203	€674	€2,300,876	€45	€2,300,921